Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units	¥ 6,805	¥ 4,170	¥ 14,393
Gains (losses) on sales of subsidiaries and liquidation losses, net	(13)	(361)
Gains losses on derivative trading instruments included in income from subsidiary	(370)	(1,188)	1,977
Gains on sales of real estate properties	14,032	14,721	9,968
Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units			6,895
Real Estate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of real estate properties	6,818	4,531	7,498
Rental properties held for sale	¥ 39,459	¥ 33,933